Business combinations - Disclosure Of Fair Value Of Certain Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 17,582	$ 863
Trade and other receivables	77,900	28,231
Inventoried supplies and prepaid expenses	16,873	2,179
Property and equipment	240,339	70,959
Right-of-use assets	30,994	28,269
Intangible assets	279,466	45,740
Other assets	24,002	368
Trade and other payables	(64,105)	(10,327)
Income tax payable	953	1,465
Provisions	19,919	280
Other non-current liabilities	488
Lease liabilities	30,994	28,269
Deferred tax liabilities	(87,742)	(13,848)
Total identifiable net assets	478,147	122,420
Total consideration transferred	659,755	181,608
Total consideration transferred	$ 659,755	$ 181,608